FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Concentration of credit risk (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of major customers [abstract]
Revenue from external customers	$ 100,900	$ 405,135	$ 368,380	$ 342,200
Revenue from discontinued operations			$ 64,740	$ 34,871
Percentage of total revenue		100.00%	100.00%	100.00%
Trade receivables gross	55,862	$ 55,862	$ 65,886	$ 52,038
Percentage of trade debt		100.00%	100.00%	100.00%
Subtotal [Member]
Disclosure of major customers [abstract]
Revenue from external customers		$ 177,208	$ 186,438	$ 194,733
Percentage of total revenue		44.00%	51.00%	57.00%
Trade receivables gross	16,551	$ 16,551	$ 33,528	$ 28,268
Percentage of trade debt		30.00%	51.00%	54.00%
Client 1 [Member]
Disclosure of major customers [abstract]
Revenue from external customers		$ 64,937	$ 74,835	$ 78,663
Percentage of total revenue		16.00%	20.00%	23.00%
Trade receivables gross	7,425	$ 7,425	$ 10,770	$ 10,432
Percentage of trade debt		13.00%	16.00%	20.00%
Client 2 [Member]
Disclosure of major customers [abstract]
Revenue from external customers		$ 73,743	$ 67,094	$ 63,233
Percentage of total revenue		18.00%	18.00%	18.00%
Trade receivables gross	114	$ 114	$ 13,716	$ 11,250
Percentage of trade debt		0.00%	21.00%	22.00%
Client 3 [Member]
Disclosure of major customers [abstract]
Revenue from external customers		$ 38,528	$ 44,509	$ 52,837
Percentage of total revenue		10.00%	12.00%	15.00%
Trade receivables gross	9,012	$ 9,012	$ 9,042	$ 6,586
Percentage of trade debt		16.00%	14.00%	13.00%
Other [Member]
Disclosure of major customers [abstract]
Revenue from external customers		$ 227,927	$ 181,942	$ 147,467
Percentage of total revenue		56.00%	49.00%	43.00%
Trade receivables gross	$ 39,311	$ 39,311	$ 32,358	$ 23,770
Percentage of trade debt		70.00%	49.00%	46.00%